FINANCIAL AND CAPITAL RISK MANAGEMENT - Fair value (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Fair Value Measurement Of Assets
Financial assets		¥ 36,226,354
Financial liabilities		125,911,427
The Group
Fair Value Measurement Of Assets
Financial assets	¥ 28,053,117
Financial liabilities	126,052,212
The Group | At carrying amounts
Fair Value Measurement Of Assets
Financial assets	128,673	204,718
Financial liabilities	53,386,442	55,048,445
The Group | At carrying amounts | Financial liabilities included in other non-current liabilities
Fair Value Measurement Of Assets
Financial liabilities	1,153,487	841,059
The Group | At carrying amounts | Long-term interest-bearing loans and borrowings, excluding lease liability
Fair Value Measurement Of Assets
Financial liabilities	52,232,955	54,207,386
The Group | At carrying amounts | Other non-current assets
Fair Value Measurement Of Assets
Financial assets	128,673	204,718
The Group | At fair values
Fair Value Measurement Of Assets
Financial assets	111,935	182,132
Financial liabilities	52,099,569	54,023,581
The Group | At fair values | Financial liabilities included in other non-current liabilities
Fair Value Measurement Of Assets
Financial liabilities	1,146,893	816,529
The Group | At fair values | Long-term interest-bearing loans and borrowings, excluding lease liability
Fair Value Measurement Of Assets
Financial liabilities	50,952,676	53,207,052
The Group | At fair values | Other non-current assets
Fair Value Measurement Of Assets
Financial assets	¥ 111,935	¥ 182,132